                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]                 Amendment No.: _______
         This Amendment (Check only one):   [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Amelia Peabody Foundation
Address:  One Hollis Street
          Wellesley, MA 02482

Form 13F File Number:  028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Margaret St. Clair
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair       Wellesley, Massachusetts       February 6, 2003

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          5

Form 13F Information Table Entry Total:     91

Form 13F Information Table Value Total:     $86,748 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No.    Name

1.       28-05999             Bayard D. Waring
2.       28-05991             Margaret N. St. Clair
3.       28-05993             Philip B. Waring
4.       28-05995             Deborah Carlson
5.       28-05997             Thomas B. St. Clair


                                      -2-


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              Amelia Peabody Foundation Form 13F Information Table

COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4                     COLUMN 5             COLUMN 6

Name of Issuer             Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion
Abbey National               Preferred         002920809              384                15,000            SH      Shared - Other

Alliance Resource              Common          01877R108            1,574                65,000            SH      Shared - Other

American Capital               Common          024937104            1,187                55,000            SH      Shared - Other

Amerigas Partners L.P.         Common          030975106            1,431                60,000            SH      Shared - Other

Anthracite Capital             Common          037023108              763                70,000            SH      Shared - Other

Applied Material Inc           Common          038222105              326                25,000            SH      Shared - Other

AutoZone                       Common          053332102            1,413                20,000            SH      Shared - Other

Aviall Inc.                    Common          05366B102              362                45,000            SH      Shared - Other


COLUMN 1                    COLUMN 7          COLUMN 8

Name of Issuer               Other            Voting Authority
                            Managers        Sole    Shared    None
Abbey National            1, 2, 3, 4, 5    15,000

Alliance Resource         1, 2, 3, 4, 5    65,000

American Capital          1, 2, 3, 4, 5    55,000

Amerigas Partners L.P.    1, 2, 3, 4, 5    60,000

Anthracite Capital        1, 2, 3, 4, 5    70,000

Applied Material Inc      1, 2, 3, 4, 5    25,000

AutoZone                  1, 2, 3, 4, 5    20,000

Aviall Inc.               1, 2, 3, 4, 5    45,000

BAC Capital                  Preferred         055188205              527                20,000            SH      Shared - Other

Bank America                   Common          060505104              696                10,000            SH      Shared - Other

Bank New York                  Common          064057102              839                35,000            SH      Shared - Other

Baxter Int'l                   Common          071813109            1,260                45,000            SH      Shared - Other

Baxter  Int'l                Preferred         071813406            1,002                20,000            SH      Shared - Other

Buckeye Partners L P
Unit LTD Partnership
Ints                           Common          118230101            3,264                85,000            SH      Shared - Other

Cardinal Health                Common          14149Y108            3,255                55,000            SH      Shared - Other

Caremark RX                    Common          141705103              569                35,000            SH      Shared - Other

Chase Capital IV
Preferred                    Preferred         16147N208              301                12,000            SH      Shared - Other

Cisco Systems                  Common          17275R102              655                50,000            SH      Shared - Other

Citigroup Inc.                 Common          172967101            1,408                40,000            SH      Shared - Other

Corning                        Common          219350105               50                15,000            SH      Shared - Other


BAC Capital             1, 2, 3, 4, 5    20,000

Bank America            1, 2, 3, 4, 5    10,000

Bank New York           1, 2, 3, 4, 5    35,000

Baxter Int'l            1, 2, 3, 4, 5    45,000

Baxter  Int'l           1, 2, 3, 4, 5    20,000

Buckeye Partners L P
Unit LTD Partnership
Ints                    1, 2, 3, 4, 5    85,000

Cardinal Health         1, 2, 3, 4, 5    55,000

Caremark RX             1, 2, 3, 4, 5    35,000

Chase Capital IV
Preferred               1, 2, 3, 4, 5    12,000

Cisco Systems           1, 2, 3, 4, 5    50,000

Citigroup Inc.          1, 2, 3, 4, 5    40,000

Corning                 1, 2, 3, 4, 5    15,000

Dell Computer                  Common          247025109            1,738                65,000            SH      Shared - Other

Dominion Res Black             Common          25746Q108              974                45,000            SH      Shared - Other

Dominion Resources             Common          25746U109            1,373                25,000            SH      Shared - Other

Duke Energy                    Common          264399106              391                20,000            SH      Shared - Other

Duke Energy Ser C            Preferred         264399619              283                11,000            SH      Shared - Other

Duke Energy - M Units        Preferred         264399585            1,273                80,000            SH      Shared - Other

Electronic Data 7.625%       Preferred         285661203              438                20,000            SH      Shared - Other

El Paso                        Common          28368B102              278                10,000            SH      Shared - Other

Enbridge Energy                Common          29250R106            1,265                30,000            SH      Shared - Other

Energy East Cap.             Preferred         29267G200              783                30,000            SH      Shared - Other

Equitable Res                  Common          294549100              526                15,000            SH      Shared - Other

Equity Office Prop.            Common          294741103              500                20,000            SH      Shared - Other


Dell Computer             1, 2, 3, 4, 5    65,000

Dominion Res Black        1, 2, 3, 4, 5    45,000

Dominion Resources        1, 2, 3, 4, 5    25,000

Duke Energy               1, 2, 3, 4, 5    20,000

Duke Energy Ser C         1, 2, 3, 4, 5    11,000

Duke Energy - M Units     1, 2, 3, 4, 5    80,000

Electronic Data 7.625%    1, 2, 3, 4, 5    20,000

El Paso                   1, 2, 3, 4, 5    10,000

Enbridge Energy           1, 2, 3, 4, 5    30,000

Energy East Cap.          1, 2, 3, 4, 5    30,000

Equitable Res             1, 2, 3, 4, 5    15,000

Equity Office Prop.       1, 2, 3, 4, 5    20,000

Exxon Mobil Corp               Common          30231G102              874                25,000            SH      Shared - Other

Family Dollar                  Common          307000109            1,404                45,000            SH      Shared - Other

Fifth Third                    Common          316773100            1,464                25,000            SH      Shared - Other

First Health                   Common          320960107              487                20,000            SH      Shared - Other

Fleet Boston                   Common          339030108            1,337                55,000            SH      Shared - Other

Fleet Capital Trust          Preferred         33889X203              511                20,000            SH      Shared - Other

General Electric Cap.
Corp.                        Preferred         369622527              533                20,000            SH      Shared - Other

General Motors 7.25%
Preferred                    Preferred         370442758              500                20,000            SH      Shared - Other

Gillette                       Common          375766102              304                10,000            SH      Shared - Other

Great Plains Energy            Common          391164100            1,144                50,000            SH      Shared - Other

HCA Inc.                       Common          404119109              623                15,000            SH      Shared - Other

HL&P Capital Trust I
8.125% Tr Pfd Ser A          Preferred         404202202              176                10,000            SH      Shared - Other


Exxon Mobil Corp         1, 2, 3, 4, 5    25,000

Family Dollar            1, 2, 3, 4, 5    45,000

Fifth Third              1, 2, 3, 4, 5    25,000

First Health             1, 2, 3, 4, 5    20,000

Fleet Boston             1, 2, 3, 4, 5    55,000

Fleet Capital Trust      1, 2, 3, 4, 5    20,000

General Electric Cap.
Corp.                    1, 2, 3, 4, 5    20,000

General Motors 7.25%
Preferred                1, 2, 3, 4, 5    20,000

Gillette                 1, 2, 3, 4, 5    10,000

Great Plains Energy      1, 2, 3, 4, 5    50,000

HCA Inc.                 1, 2, 3, 4, 5    15,000

HL&P Capital Trust I
8.125% Tr Pfd Ser A      1, 2, 3, 4, 5    10,000

Hospitality Prop.              Common          44106M102            1,408                40,000            SH      Shared - Other

Hugoton  Royalty Trust         Common          444717102            1,641               128,000            SH      Shared - Other

IBM                            Common          459200101            2,713                35,000            SH      Shared - Other

Intel Corp                     Common          458140100              467                30,000            SH      Shared - Other

JDS Uniphase                   Common          46612J101              124                50,000            SH      Shared - Other

Johnson & Johnson              Common          478160104            2,148                40,000            SH      Shared - Other

JP Morgan Chase                Common          46625H100              360                15,000            SH      Shared - Other

Kinder Morgan Energy
Partners LP                    Common          494550106            2,975                85,000            SH      Shared - Other

L3 Communications              Common          502424104            1,347                30,000            SH      Shared - Other

Laboratory Corp of Am          Common          50540R409              349                15,000            SH      Shared - Other

Lexmark Int'l                  Common          529771107            1,210                20,000            SH      Shared - Other

Liberty Property Trust         Common          531172104            1,278                40,000            SH      Shared - Other


Hospitality Prop.        1, 2, 3, 4, 5    40,000

Hugoton  Royalty Trust   1, 2, 3, 4, 5   128,000

IBM                      1, 2, 3, 4, 5    35,000

Intel Corp               1, 2, 3, 4, 5    30,000

JDS Uniphase             1, 2, 3, 4, 5    50,000

Johnson & Johnson        1, 2, 3, 4, 5    40,000

JP Morgan Chase          1, 2, 3, 4, 5    15,000

Kinder Morgan Energy
Partners LP              1, 2, 3, 4, 5    85,000

L3 Communications        1, 2, 3, 4, 5    30,000

Laboratory Corp of Am    1, 2, 3, 4, 5    15,000

Lexmark Int'l            1, 2, 3, 4, 5    20,000

Liberty Property Trust   1, 2, 3, 4, 5    40,000

MicroSoft Corp.                Common          594918104            2,068                40,000            SH      Shared - Other

Mutual Risk Mgmt               Common          628351108                2                70,000            SH      Shared - Other

Novellus                       Common          670008101              421                15,000            SH      Shared - Other

Plum Creek Timber Co
Inc.                           Common          729251108            1,062                45,000            SH      Shared - Other

Procter & Gamble               Common          742718109            3,438                40,000            SH      Shared - Other

Progress Energy Inc.           Common          743263105              650                15,000            SH      Shared - Other

Progress Energy CVO            Common          743263AA3                0                25,000            SH      Shared - Other

Public Storage
Preferred 7.625%             Preferred         74460D620              776                30,000            SH      Shared - Other

Public Storage
Preferred 8.6%               Preferred         74460D711              263                10,000            SH      Shared - Other

Royal Bank of Scotland
8.5% Ser J                   Preferred         780097853              533                20,000            SH      Shared - Other

Royal Dutch Petroleum
Co.                            Common          780257804            1,541                35,000            SH      Shared - Other

Sears Roebuck 7%             Preferred         812404408              360                15,000            SH      Shared - Other


MicroSoft Corp.          1, 2, 3, 4, 5    40,000

Mutual Risk Mgmt         1, 2, 3, 4, 5    70,000

Novellus                 1, 2, 3, 4, 5    15,000

Plum Creek Timber Co
Inc.                     1, 2, 3, 4, 5    45,000

Procter & Gamble         1, 2, 3, 4, 5    40,000

Progress Energy Inc.     1, 2, 3, 4, 5    15,000

Progress Energy CVO      1, 2, 3, 4, 5    25,000

Public Storage
Preferred 7.625%         1, 2, 3, 4, 5    30,000

Public Storage
Preferred 8.6%           1, 2, 3, 4, 5    10,000

Royal Bank of Scotland
8.5% Ser J               1, 2, 3, 4, 5    20,000

Royal Dutch Petroleum
Co.                      1, 2, 3, 4, 5    35,000

Sears Roebuck 7%         1, 2, 3, 4, 5    15,000

Senior Housing
Property                      Common          81721M109               637                60,000            SH      Shared - Other

Shop At Home Inc Ser
A PFD                        Preferred         825066400                9                   692            SH      Shared - Other

SJG Cap TR PFD Secs
8.35%                        Preferred         78427Q202              499                20,000            SH      Shared - Other

State Street Corp.             Common          857477103            1,365                35,000            SH      Shared - Other

Sunoco Logistics               Common          86764L108            1,797                75,000            SH      Shared - Other

Talbots                        Common          874161102              964                35,000            SH      Shared - Other

Taubman Centers                Common          876664103              325                20,000            SH      Shared - Other

Teco Energy                    Common          872375100              928                60,000            SH      Shared - Other

Tennessee Valley
Series A                     Preferred         880591409              530                20,000            SH      Shared - Other

Travelers Property A           Common          89420G109               14                   968            SH      Shared - Other

Travelers Property B           Common          89420G406               29                 2,010            SH      Shared - Other

Tyco Intl                      Common          902124106              256                15,000            SH      Shared - Other


Senior Housing
Property                 1, 2, 3, 4, 5    60,000

Shop At Home Inc Ser
A PFD                    1, 2, 3, 4, 5     692

SJG Cap TR PFD Secs
8.35%                    1, 2, 3, 4, 5    20,000

State Street Corp.       1, 2, 3, 4, 5    35,000

Sunoco Logistics         1, 2, 3, 4, 5    75,000

Talbots                  1, 2, 3, 4, 5    35,000

Taubman Centers          1, 2, 3, 4, 5    20,000

Teco Energy              1, 2, 3, 4, 5    60,000

Tennessee Valley
Series A                 1, 2, 3, 4, 5    20,000

Travelers Property A     1, 2, 3, 4, 5     968

Travelers Property B     1, 2, 3, 4, 5    2,010

Tyco Intl                1, 2, 3, 4, 5    15,000

UDS Capital I G
Preferred SEC 8.32%          Preferred         902655208              626                25,000            SH      Shared - Other

Universal Health               Common          913903100            1,353                30,000            SH      Shared - Other

Verizon                        Common          92343V104            1,938                50,000            SH      Shared - Other

Verizon NE 7%                Preferred         92344R201              514                20,000            SH      Shared - Other

Wachovia                     Preferred         92977V206              384                15,000            SH      Shared - Other

Walgreen                       Common          931422109              730                25,000            SH      Shared - Other

Washington Mtl                 Common          939322103            2,072                60,000            SH      Shared - Other

Wellchoice                     Common          949475107              120                 5,000            SH      Shared - Other

Wells Fargo                    Common          949746101            3,047                65,000            SH      Shared - Other

Wells Fargo Cap. Trust       Preferred         94978B205              525                20,000            SH      Shared - Other

XL Capital                   Preferred         G98255303              507                20,000            SH      Shared - Other

                                                                   86,748


UDS Capital I G
Preferred SEC 8.32%       1, 2, 3, 4, 5    25,000

Universal Health          1, 2, 3, 4, 5    30,000

Verizon                   1, 2, 3, 4, 5    50,000

Verizon NE 7%             1, 2, 3, 4, 5    20,000

Wachovia                  1, 2, 3, 4, 5   15, 000

Walgreen                  1, 2, 3, 4, 5    25,000

Washington Mtl            1, 2, 3, 4, 5    60,000

Wellchoice                1, 2, 3, 4, 5    5,000

Wells Fargo               1, 2, 3, 4, 5    65,000

Wells Fargo Cap. Trust    1, 2, 3, 4, 5    20,000

XL Capital                1, 2, 3, 4, 5    20,000